Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal tax benefit at statutory rate	$ (6,493,000)	$ (7,916,000)
State tax benefit - net of federal tax effect	(418,000)	(501,000)
Derivative expense	1,499,000	1,625,000
Change in fair value of derivative liability	(2,006,000)	(1,755,000)
Loss on settlement of accounts payable	1,495,000	1,313,000
Non-deductible stock compensation	791,000	1,091,000
Other non-deductible expenses	45,000	68,000
Change in valuation allowance	5,087,000	6,075,000
Income tax benefit	$ 0	$ 0